Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Provisions for expected credit losses
Business activity during the period	$ (94)	$ (218)	$ (226)
Net remeasurement of provision for ECL	336	128	(9)
Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	4,999	5,482	6,132
Business activity during the period	(94)	(218)	(226)
Net remeasurement of provision for ECL	336	128	(9)
Write-offs	(566)	(405)	(431)
Exchange rate and other adjustments		12	16
Balance at the end of the period	4,675	4,999	5,482
Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Balance at the beginning of the period	4,167	4,918
Balance at the end of the period	4,174	4,167	4,918
Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Balance at the beginning of the period	832	564
Balance at the end of the period	501	832	564
Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	936	1,022	1,084
Transfers to Stage 1	461	551	695
Transfers to Stage 2	(102)	(88)	(112)
Transfers to Stage 3	(8)	(5)	(3)
Business activity during the period	255	70	52
Net remeasurement of provision for ECL	(463)	(595)	(689)
Exchange rate and other adjustments	(1)	(19)	(5)
Balance at the end of the period	1,078	936	1,022
Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	2,091	2,568	2,875
Transfers to Stage 1	(398)	(466)	(662)
Transfers to Stage 2	509	571	719
Transfers to Stage 3	(198)	(263)	(244)
Business activity during the period	(149)	(116)	(107)
Net remeasurement of provision for ECL	264	(192)	(8)
Exchange rate and other adjustments	(12)	(11)	(5)
Balance at the end of the period	2,107	2,091	2,568
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	1,972	1,892	2,173
Transfers to Stage 1	(63)	(85)	(33)
Transfers to Stage 2	(407)	(483)	(607)
Transfers to Stage 3	206	268	247
Business activity during the period	(200)	(172)	(171)
Net remeasurement of provision for ECL	535	915	688
Write-offs	(566)	(405)	(431)
Exchange rate and other adjustments	13	42	26
Balance at the end of the period	$ 1,490	$ 1,972	$ 1,892